TAXES PAYABLES (Details) - ARS ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Current
Income tax	$ 35	$ 18
Other national taxes	2,564	1,040
Provincial taxes	301	2,233
Municipal taxes	413	276
Total current	3,313	3,567
Non-current
Provincial taxes	14	40
Total non-current	14	40
Total taxes payables	$ 3,327	$ 3,607